Basic and Diluted Net Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss from continuing operations attributable to ordinary shareholders	$ (8,521)	$ (15,547)	$ (14,533)
Net loss from discontinued operations		$ (1,317)	$ (7,326)
Weighted-average shares used in computing net loss per share, basic	417,642,811	236,645,676	135,900,869
Weighted-average shares used in computing net loss per share, diluted	417,642,811	236,645,676	135,900,869
Net loss per share from continuing operations, basic	$ (0.02)	$ (0.07)	$ (0.11)
Net loss per share from continuing operations, diluted	(0.02)	(0.07)	(0.11)
Net loss per share from discontinued operations, basic		(0.01)	(0.05)
Net loss per share from discontinued operations, diluted		$ (0.01)	$ (0.05)